Condensed Consolidated Statements of Cash Flows - CHF (SFr) SFr in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Operating activities
Loss for the period	SFr (40,218)	SFr (40,622)
Adjustments to reconcile net loss for the period to net cash flows:
Depreciation of property, plant and equipment	724	767
Depreciation of right-of-use assets	511	337
Finance (income), net	1,239	110
Share-based compensation expense	2,679	3,277
Change in net employee defined benefit liability	192	98
Interest expense	102	68
(Gain)/loss on sale of fixed assets	(15)
Changes in working capital:
(Increase)/decrease in prepaid expenses	1,760	2,574
(Increase)/decrease in accrued income	589	(156)
(Increase)/decrease in accounts receivable		14,800
(Increase)/decrease in other current receivables	(450)	(510)
(Decrease)/increase in accrued expenses	(620)	1,328
(Decrease)/increase in deferred contract revenue, short-term	(1,331)	86,468
(Decrease)/increase in deferred income		(93)
(Decrease)/increase in trade and other payables	242	(246)
(Decrease)/increase in deferred contract revenue, long-term	(964)	5,170
Cash provided by/(used in) operating activities	(35,560)	73,370
Interest received	1,250	749
Interest paid	(94)	(60)
Finance expenses paid	(10)	(8)
Net cash flows provided by/(used in) operating activities	(34,414)	74,051
Investing activities
(Deposits)/maturities of short-term financial assets, net	27,801	(99,006)
Purchases of property, plant and equipment	(735)	(317)
Proceeds from sale of property, plant and equipment	15
Rental deposits	(170)	(54)
Net cash flows provided by/(used in) investing activities	26,911	(99,377)
Financing activities
Proceeds from sale of treasury shares in public offerings, net of underwriting fees and transaction costs		131
Proceeds from issuance of common shares - equity plan, net of transaction costs	1
Proceeds from issuance of common shares - option plan, net of transaction costs	2	6
Transaction costs and stamp duty associated with the public offerings of common shares previously recorded in Accrued expenses		(521)
Transaction costs associated with the sale of treasury shares in public offering previously recorded in Accrued expenses		(26)
Principal payments of lease obligations	(508)	(340)
Net cash flows (used in) financing activities	(505)	(750)
Net (decrease) in cash and cash equivalents	(8,008)	(26,076)
Cash and cash equivalents at beginning of period	36,275	78,494
Exchange gain/(loss) on cash and cash equivalents	(2,545)	(854)
Cash and cash equivalents at end of the period	25,722	51,564
Supplemental non-cash activity
Transaction costs associated with the sale of treasury shares in public offering recorded in Accrued expenses		26
Capital expenditures in Trade and other payables or Accrued expenses	SFr 3	SFr 24